UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08279

T. Rowe Price Reserve Investment Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: February 28, 2013

Item 1. Schedule of Investments

Reserve Investment Funds	February 28, 2013

T. Rowe Price Reserve Investment Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
GOVERNMENT AGENCY DEBT 8.2% (1)		
Federal Farm Credit Banks, 0.075%, 3/21/13	93,493	93,489
Federal Home Loan Banks, 0.055%, 4/3/13	141,798	141,791
Federal Home Loan Banks, 0.075%, 4/19/13	78,600	78,592
Federal Home Loan Banks, 0.14%, 6/19/13	294,060	293,934
Federal Home Loan Banks, 0.14%, 6/21/13	100,000	99,956
Federal Home Loan Banks, 0.144%, 6/14/13	288,488	288,367
Federal Home Loan Mortgage, 0.10%, 4/9/13	250,000	249,973
Federal National Mortgage Assn., 0.105%, 5/1/13	110,000	109,980
Federal National Mortgage Assn., 0.14%, 6/12/13	96,164	96,126
Total Government Agency Debt (Cost $1,452,208)		1,452,208
GOVERNMENT AGENCY REPURCHASE AGREEMENTS 7.0% (2)		
BNP Paribas, Tri-Party, Dated 2/28/13, 0.19%, Delivery Value of $253,001,335 on 3/1/13, Collateralized by U.S. Government securities, 3.00% - 6.00%, 4/15/24 - 2/20/43 valued at $258,060,000	253,000	253,000
Deutsche Bank, Tri-Party, Dated 2/28/13, 0.20%, Delivery Value of $317,545,764 on 3/1/13, Collateralized by U.S. Government securities, 0.00% - 4.00%, 5/29/13 - 10/20/41 valued at $323,895,592	317,544	317,544
Goldman Sachs, Tri-Party, Dated 2/28/13, 0.19%, Delivery Value of $94,000,496 on 3/1/13, Collateralized by U.S. Government securities, 2.001% - 4.50%, 2/1/28 - 5/1/42 valued at $95,880,001	94,000	94,000
HSBC Securities, Tri-Party, Dated 2/28/13, 0.19%, Delivery Value of $189,000,998 on 3/1/13, Collateralized by U.S. Government securities, 3.00%, 10/1/42 valued at $192,781,272	189,000	189,000
JPMorgan Chase, Tri-Party, Dated 2/28/13, 0.20%, Delivery Value of $63,000,350 on 3/1/13, Collateralized by U.S. Government securities, 3.00% - 4.50%, 8/1/42 - 2/1/43 valued at $64,262,557	63,000	63,000

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Government Reserve Investment Fund

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Amounts in 000s)

	$ Par	Value
TREASURY DEBT 71.8%		
U.S. Treasury Bills, 0.053%, 4/4/13	120,000	119,994
U.S. Treasury Bills, 0.063%, 4/11/13	110,000	109,992
U.S. Treasury Bills, 0.072%, 5/9/13	100,000	99,986
U.S. Treasury Bills, 0.073%, 4/18/13	100,000	99,990
U.S. Treasury Bills, 0.074%, 3/14/13	34,200	34,199
U.S. Treasury Bills, 0.075%, 3/7/13	21,600	21,600
U.S. Treasury Bills, 0.075%, 3/21/13	14,000	13,999
U.S. Treasury Bills, 0.082%, 5/2/13	100,000	99,986
U.S. Treasury Bills, 0.085%, 5/16/13	98,565	98,547
U.S. Treasury Bills, 0.087%, 4/25/13	110,100	110,087
U.S. Treasury Bills, 0.112%, 5/23/13	100,100	100,074
U.S. Treasury Bills, 0.123%, 5/30/13	100,100	100,069
U.S. Treasury Notes, 0.50%, 5/31/13	25,000	25,024
U.S. Treasury Notes, 1.375%, 3/15/13	92,740	92,785
U.S. Treasury Notes, 3.50%, 5/31/13	10,000	10,085
U.S. Treasury Notes, 3.625%, 5/15/13	24,000	24,176
Total Treasury Debt (Cost $1,160,593)		1,160,593
TREASURY REPURCHASE AGREEMENTS 28.1% (1)		
Bank of America, Tri-Party, Dated 2/28/13, 0.13%, Delivery Value of $35,000,126 on 3/1/13, Collateralized by U.S. Government securities, 0.00%, 8/22/13 valued at $35,700,080	35,000	35,000
Barclays Capital, Tri-Party, Dated 2/22/13, 0.14%, Delivery Value of $21,000,572 on 3/1/13, Collateralized by U.S. Government securities, 0.625% - 3.125%, 8/31/17 - 5/15/19 valued at $21,420,007	21,000	21,000
Barclays Capital, Tri-Party, Dated 2/28/13, 0.15%, Delivery Value of $29,000,121 on 3/1/13, Collateralized by U.S. Government securities, 6.125%, 11/15/27 valued at $29,580,137	29,000	29,000

BNP Paribas, Tri-Party, Dated 2/28/13, 0.16%, Delivery Value of $23,000,102 on 3/1/13, Collateralized by U.S. Government securities, 1.25%, 2/29/20, valued at $23,460,098	23,000	23,000
Citigroup Global Markets, Tri-Party, Dated 2/28/13, 0.16% Delivery Value of $58,000,258 on 3/1/13, Collateralized by U.S. Government securities, 2.125% - 2.75%, 8/15/21 - 11/15/42 valued at $59,160,063	58,000	58,000
Credit Suisse First Boston, Tri-Party, Dated 2/27/13, 0.08% Delivery Value of $9,000,140 on 3/6/13, Collateralized by U.S. Government securities, 1.50%, 7/31/16, valued at $9,182,814	9,000	9,000
Credit Suisse First Boston, Tri-Party, Dated 2/28/13, 0.16% Delivery Value of $23,552,105 on 3/1/13, Collateralized by U.S. Government securities, 0.625%, 9/30/17 valued at $24,027,325	23,552	23,552
Deutsche Bank, Tri-Party, Dated 2/27/13, 0.12%, Delivery Value of $20,000,467 on 3/6/13, Collateralized by U.S. Government securities, 0.25% - 3.125%, 9/30/13 - 1/31/15 valued at $20,400,052	20,000	20,000
Deutsche Bank, Tri-Party, Dated 2/28/13, 0.18%, Delivery Value of $37,000,185 on 3/1/13, Collateralized by U.S. Government securities, 2.00% - 3.125%, 2/15/23 - 2/15/42 valued at $37,740,085	37,000	37,000
Goldman Sachs, Tri-Party, Dated 2/22/13, 0.15%, Delivery Value of $13,000,379 on 3/1/13, Collateralized by U.S. Government securities, 1.875%, 7/15/13 valued at $13,260,008	13,000	13,000
Goldman Sachs, Tri-Party, Dated 2/27/13, 0.11%, Delivery Value of $26,000,556 on 3/6/13, Collateralized by U.S. Government securities, 1.875%, 7/15/13 valued at $26,520,016	26,000	26,000
HSBC Securities, Tri-Party, Dated 2/22/13, 0.14%, Delivery Value of $16,000,436 on 3/1/13, Collateralized by U.S. Government securities, 2.00%, 7/15/14 valued at $16,323,785	16,000	16,000
HSBC Securities, Tri-Party, Dated 2/28/13, 0.16%, Delivery Value of $35,000,156 on 3/1/13, Collateralized by U.S. Government securities, 1.875%, 8/31/17 valued at $35,701,081	35,000	35,000

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Short-Term Reserve Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
CERTIFICATES OF DEPOSIT 0.3%		
Yankee 0.3% (1)		
Bank of Montreal (Chicago), 0.17%, 3/7/13	3,800	3,800
Total Certificates of Deposit (Cost $3,800)		3,800
COMMERCIAL PAPER 19.9%		
4(2) 12.9% (2)		
Air Products & Chemicals, 0.12%, 3/20/13	4,600	4,599
BHP Billiton Finance, 0.12%, 3/5/13	3,400	3,400
BMW Capital, 0.13%, 4/1/13	3,300	3,299
BMW Capital, 0.14%, 4/16/13	3,000	2,999
BMW Capital, 0.15%, 3/6/13	1,000	1,000
Chariot Funding, 0.16%, 4/29/13	6,200	6,198
Chariot Funding, 0.17%, 4/1/13	3,000	3,000
CPPIB Capital, 0.14%, 3/8/13	3,400	3,400
CPPIB Capital, 0.14%, 4/12/13	4,600	4,599
Danaher, 0.13%, 3/21/13	8,000	7,999
Electricite de France, 0.18%, 3/28/13	4,200	4,199
Honeywell International, 0.11%, 3/28/13	5,000	4,999
Honeywell International, 0.12%, 3/26/13	3,287	3,287
Jupiter Securitization, 0.16%, 3/4/13	5,000	5,000
Jupiter Securitization, 0.17%, 4/1/13	3,000	2,999
Market Street Funding, 0.16%, 4/4/13	3,400	3,399
Market Street Funding, 0.16%, 4/23/13	4,600	4,599
Massachusetts Mutual Life Insurance Company 0.16%, 3/12/13	3,500	3,500
Massachusetts Mutual Life Insurance Company 0.16%, 3/20/13	4,500	4,500
Medtronic, 0.10%, 3/7/13	3,400	3,400
MetLife Short-Term Funding, 0.14%, 3/19/13	3,400	3,400
Old Line Funding, 0.15%, 3/21/13	4,600	4,600

Old Line Funding, 0.17%, 4/5/13	3,400	3,400
Philip Morris International, 0.11%, 3/18/13	1,300	1,300
Philip Morris International, 0.15%, 3/20/13	3,500	3,500
Province of Quebec, 0.11%, 3/26/13	3,400	3,399
Province of Quebec, 0.13%, 3/25/13	4,600	4,599
Roche Holdings, 0.13%, 4/25/13	8,000	7,999
Sanofi, 0.13%, 3/27/13	5,000	5,000
Sanofi, 0.13%, 3/28/13	2,000	2,000
Syngenta Wilmington, 0.13%, 3/14/13	9,000	8,999
Thunder Bay Funding, 0.17%, 3/20/13	3,000	3,000
Thunder Bay Funding, 0.17%, 4/18/13	2,500	2,499
Thunder Bay Funding, 0.17%, 4/22/13	1,000	1,000
Toronto-Dominion Bank, 0.14%, 3/11/13	3,900	3,900
Variable Funding, 0.14%, 3/1/13	3,300	3,300
Westpac Banking, 0.16%, 3/25/13	3,900	3,900
		146,170
Non-4(2) 7.0%		
American Honda Finance, 0.10%, 3/8/13	3,800	3,800
American Honda Finance, 0.13%, 4/22/13	4,200	4,199
Bank of Nova Scotia, 0.145%, 4/25/13	5,000	4,999
Bank of Nova Scotia, 0.15%, 3/19/13	3,300	3,300
GlaxoSmithKline Finance, 0.13%, 3/7/13	3,400	3,400
International Bank for Reconstruction & Development 0.065%, 3/5/13	5,000	5,000
International Bank for Reconstruction & Development 0.07%, 3/12/13	5,000	5,000
International Bank for Reconstruction & Development 0.075%, 3/21/13	5,000	5,000
International Bank for Reconstruction & Development 0.14%, 3/18/13	6,655	6,654
Motiva Enterprises, 0.14%, 3/8/13	3,500	3,500

Northwestern Univ., 0.15%, 4/16/13	8,000	7,998
Province of Ontario, 0.14%, 4/24/13	8,000	7,998
Siemens Capital, 0.13%, 3/27/13	3,500	3,499
Target, 0.12%, 3/6/13	8,000	8,000
Toyota Motor Credit, 0.11%, 4/10/13	3,900	3,899
Univ. of California, 0.16%, 3/7/13	3,900	3,900
		80,146
Total Commercial Paper (Cost $226,319)		226,316
MEDIUM-TERM NOTES 0.4%		
Commonwealth Bank of Australia, VR, 0.859%, 3/19/13 (3)	3,300	3,300
Shell International Finance, 1.875%, 3/25/13	1,000	1,001
Total Medium-Term Notes (Cost $4,302)		4,301
MUNICIPAL SECURITIES 10.6%		
Anne Arundel County, GO, TECP, 0.15%, 4/4/13	3,400	3,400
Arizona Board of Regents, Arizona State Univ., VRDN 0.10%, 7/1/34	8,000	8,000
California Statewide CDA, Kaiser Permanente, VRDN 0.10%, 4/1/36	3,500	3,500
Charlotte-Mecklenburg Hosp. Auth., VRDN, 0.09%, 1/15/26	7,500	7,500
Forsyth County, GO, VRDN, 0.11%, 10/1/26	2,115	2,115
Georgia Private Colleges & Univ. Auth., Emory Univ., TECP 0.12%, 3/4/13	3,400	3,400
Guilford County, GO, VRDN, 0.09%, 3/1/25	3,360	3,360
Harris County, GO, TECP, 0.14%, 4/3/13	3,400	3,400
Indiana Fin. Auth., Parkview Health, Series B, VRDN 0.10%, 11/1/39	4,500	4,500
Indiana Fin. Auth., Parkview Health, Series D, VRDN 0.10%, 11/1/39	3,500	3,500
Jackson County Port Fac., Chevron USA, VRDN, 0.09%, 6/1/23	8,000	8,000

Deutsche Bank, Tri-Party, Dated 2/28/13, 0.18%, Delivery Value of $48,000,240 on 3/1/13, Collateralized by U.S. Government securities, 0.00%, 8/29/13, valued at $48,960,016	48,000	48,000
Morgan Stanley, Tri-Party, Dated 2/28/13, 0.19%, Delivery Value of $2,000,011 on 3/1/13, Collateralized by U.S. Government securities, 3.00%, 11/1/42, valued at $2,040,001	2,000	2,000
Total Repurchase Agreements (Cost $295,017)		295,017
U.S. GOVERNMENT AGENCY OBLIGATIONS 7.4% (5)		
Federal Home Loan Banks, 0.05%, 3/13/13	5,000	5,000
Federal Home Loan Banks, 0.055%, 3/6/13	5,000	5,000
Federal Home Loan Banks, 0.06%, 3/6/13	10,000	10,000
Federal Home Loan Banks, 0.06%, 3/8/13	1,200	1,200
Federal Home Loan Banks, 0.06%, 4/3/13	3,500	3,500
Federal Home Loan Banks, 0.11%, 3/20/13	10,000	10,000
Federal Home Loan Mortgage, 0.07%, 4/3/13	5,100	5,100
Federal Home Loan Mortgage, 0.07%, 4/9/13	8,000	7,999
Federal Home Loan Mortgage, 0.075%, 3/14/13	1,970	1,970
Federal Home Loan Mortgage, 0.085%, 4/18/13	4,000	3,999
Federal Home Loan Mortgage, 0.105%, 3/25/13	10,000	10,000
Federal National Mortgage Assn., 0.05%, 3/13/13	5,000	5,000
Federal National Mortgage Assn., 0.06%, 3/27/13	1,934	1,934
Federal National Mortgage Assn., 0.07%, 3/1/13	4,000	4,000
Federal National Mortgage Assn., 0.07%, 4/8/13	8,000	7,999
Federal National Mortgage Assn., 0.11%, 3/13/13	1,600	1,600
Total U.S. Government Agency Obligations (Cost $84,300)		84,301
U.S. TREASURY OBLIGATIONS 36.7%		
U.S. Treasury Bills, 0.032%, 3/7/13	50,000	50,000
U.S. Treasury Bills, 0.043%, 3/28/13	4,000	4,000
U.S. Treasury Bills, 0.05%, 4/4/13	8,000	8,000

U.S. Treasury Bills, 0.058%, 4/4/13	10,000	10,000
U.S. Treasury Bills, 0.074%, 3/21/13	5,000	5,000
U.S. Treasury Bills, 0.077%, 3/14/13	10,000	10,000
U.S. Treasury Bills, 0.085%, 3/7/13	20,000	20,000
U.S. Treasury Bills, 0.09%, 3/28/13	15,000	14,999
U.S. Treasury Bills, 0.093%, 3/14/13	50,000	49,999
U.S. Treasury Bills, 0.095%, 4/4/13	40,000	39,998
U.S. Treasury Bills, 0.095%, 4/11/13	25,000	24,997
U.S. Treasury Bills, 0.102%, 3/21/13	50,000	49,998
U.S. Treasury Bills, 0.104%, 4/11/13	10,000	9,999
U.S. Treasury Bills, 0.11%, 3/28/13	35,000	34,998
U.S. Treasury Bills, 0.11%, 4/18/13	45,000	44,995
U.S. Treasury Bills, 0.125%, 4/25/13	40,000	39,994
Total U.S. Treasury Obligations (Cost $416,968)		416,977
Total Investments in Securities		
101.2% of Net Assets (Cost $1,151,566)		**$ 1,151,572**

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Yankee certificates of deposit are issued by foreign branches of U.S. or foreign banks.

(2) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" – total value of such securities at period-end amounts to $146,170 and represents 12.9% of net assets.

(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $3,300 and represents 0.3% of net assets.

(4) Collateralized by U.S. government securities valued at $300,921 at February 28, 2013 - See Note 3.

(5) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

CDA Community Development Administration/Authority

GO General Obligation

HEFA Health & Educational Facility Authority

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Reserve Investment Funds, Inc.
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Reserve Investment Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. T. Rowe Price Reserve Investment Fund (Reserve Fund), T. Rowe Price Government Reserve Investment Fund (Government Reserve Fund), and T. Rowe Price Short-Term Reserve Fund (Short-Term Reserve Fund) are three portfolios (collectively, Price Reserve Investment Funds) established by the corporation. Reserve Fund and Government Reserve Fund each commenced operations on August 25, 1997. Short-Term Reserve Fund commenced operations on January 15, 2013.

Reserve Fund and Government Reserve Fund are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates, Inc. (Price Associates) and/or its affiliates. Reserve Fund and Government Reserve Fund each seek to maximize preservation of capital, liquidity, and, consistent with these goals, the highest possible current income; each operates in compliance with Rule 2a-7 under the 1940 Act. Short-Term Reserve Fund is a conservatively managed short-term fund offered for the investment of securities lending collateral to funds and/or trusts managed by Price Associates and/or its affiliates. Short-Term Reserve Fund seeks high current income consistent with minimal fluctuations in principal value and liquidity. The Price Reserve Investment Funds are not available for direct purchase by members of the public.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolios of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

NOTE 2 - VALUATION

Each fund’s financial instruments are reported at fair value as defined by GAAP. Each fund determines the values of its assets and liabilities and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Debt securities generally are traded in the over-the-counter market. In accordance with Rule 2a-7 under the 1940 Act, securities held by Reserve Fund and Government Reserve Fund are valued at amortized cost, which approximates fair value. Securities held by Short-Term Reserve Fund are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the Funds’ Board of Directors.

Valuation Inputs
Various inputs are used to determine the value of a fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, money market securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market. On February 28, 2013, each fund’s financial instruments were classified as Level 2, based on the inputs used to determine their values.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with each fund’s investment objective, the funds engage in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objectives, policies, program, and risk factors of the funds are described more fully in each fund’s prospectus and Statement of Additional Information.

Repurchase Agreements
All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, a fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Restricted Securities
The funds may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At February 28, 2013, the cost of investments for federal income tax purposes was $17,641,992,000, $1,615,145,000, and $1,151,566,000 for the Reserve Fund, Government Reserve Fund and Short-Term Reserve Fund, respectively.

Net unrealized gain for the Short-Term Reserve Fund aggregated $6,000 at period-end, of which $12,000 related to appreciated investments and $6,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date April 24, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date April 24, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date April 24, 2013